Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Due from banks, non-interest-earning	$ 43	$ 696
Due from banks, interest-earning	17,163	13,241
Cash and cash equivalents	17,206	13,937
Investment in interest-earning time deposits	6,136	6,660
Investment securities available for sale	3,005	1,706
Loans held for sale	5,064	2,556
Loans receivable, net of allowance for loan losses (2015 $1,313, 2014 $1,148)	143,305	123,331
Accrued interest receivable	983	788
Investment in Federal Home Loan Bank stock, at cost	618	527
Bank-owned life insurance	3,638	3,549
Premises and equipment, net	1,834	1,639
Other real estate owned	1,410	111
Prepaid expenses and other assets	969	839
Total Assets	184,168	155,643
Deposits:
Non-interest bearing	2,407	640
Interest-bearing	146,822	123,765
Total deposits	149,229	124,405
Federal Home Loan Bank short-term borrowings	6,000	7,000
Federal Home Loan Bank long-term borrowings	7,500	4,500
Accrued interest payable	123	108
Advances from borrowers for taxes and insurance	1,859	1,592
Accrued expenses and other liabilities	421	463
Total Liabilities	$ 165,132	$ 138,068
Stockholders' Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding
Common stock – $0.01 par value; 9,000,000 shares authorized; 2,777,250 issued; 1,841,475 and 1,818,570 outstanding at December 31, 2015 and December 31, 2014, respectively	$ 28	$ 28
Additional paid-in capital	14,013	13,814
Treasury stock, at cost: 2015 935,775 shares; 2014 958,680 shares	(4,859)	(4,973)
Unallocated common stock held by:
Employee Stock Ownership Plan (ESOP)	(387)	(455)
Recognition & Retention Plan Trust (RRP)	(70)	(94)
Accumulated other comprehensive loss	(12)	(36)
Retained earnings	10,323	9,291
Total Stockholders' Equity	19,036	17,575
Total Liabilities and Stockholders' Equity	$ 184,168	$ 155,643